Stockholders' Equity - Summary of Stock Option Transactions under Stock Option Plan (Details) - $ / shares	3 Months Ended	12 Months Ended
	Apr. 03, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares, Beginning balance		13,725	14,032	1,261
Number of Shares, Granted				12,800
Number of Shares, Exercised
Number of Shares, Canceled		5,862	307	29
Number of Shares, Ending balance		7,863	13,725	14,032
Weighted Average Exercise Price, Beginning Balance		$ 252.00	$ 252.90	$ 3,700.30
Weighted Average Exercise Price, Granted				19.20
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Canceled		246.80	4,723.90	47,239.00
Weighted Average Exercise Price, Ending Balance		$ 255.90	$ 252.00	$ 252.90
Number of Options Exercisable, Canceled		5,862	307	29
Stock Option [Member] | Stock Option Plans [Member]
Number of Shares, Beginning balance	7,863
Number of Shares, Granted
Number of Shares, Exercised
Number of Shares, Canceled	12
Number of Shares, Ending balance	7,851
Price Per Share, Canceled	$ 28,440
Weighted Average Exercise Price, Beginning Balance	255.90
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Canceled	28,440
Weighted Average Exercise Price, Ending Balance	$ 211.24
Number of Options Exercisable, Beginning Balance	7,863
Number of Options Exercisable, Canceled	12
Number of Options Exercisable, Ending Balance	7,851
Weighted Average Exercise Price, Beginning Balance	$ 255.90
Weighted Average Exercise Price, Canceled	28,440
Weighted Average Exercise Price, Ending balance	211.24
Stock Option [Member] | Stock Option Plans [Member] | Minimum [Member]
Price Per Share, Beginning balance	19.20
Price Per Share, Canceled
Price Per Share, Ending balance	19.20
Stock Option [Member] | Stock Option Plans [Member] | Maximum [Member]
Price Per Share, Beginning balance	28,440
Price Per Share, Canceled
Price Per Share, Ending balance	$ 26,280